RETIREMENT BENEFIT OBLIGATIONS - Schedule of Composition of Scheme Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt securities:
Total debt instruments held	£ 6,835	£ 5,405
Property	11,577	11,754
Investment grade
Debt securities:
Defined benefit scheme fair value of scheme assets debt instruments with investment grade	42,568	39,439
Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	653	661
Debt securities:
Fixed interest government bonds	10,512	11,328
Index-linked government bonds	23,969	21,058
Corporate and other debt securities	13,399	12,736
Total debt instruments held	47,880	45,122
Property	139	136
Pooled investment vehicles	14,538	13,672
Money market instruments, cash, derivatives and other assets and liabilities	(11,676)	(8,464)
At 31 December	51,534	51,127
Quoted | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	617	616
Debt securities:
Fixed interest government bonds	10,512	11,328
Index-linked government bonds	23,969	21,058
Corporate and other debt securities	13,399	12,736
Total debt instruments held	47,880	45,122
Property	0	0
Pooled investment vehicles	1,192	650
Money market instruments, cash, derivatives and other assets and liabilities	319	812
At 31 December	50,008	47,200
Unquoted | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	36	45
Debt securities:
Fixed interest government bonds	0	0
Index-linked government bonds	0	0
Corporate and other debt securities	0	0
Total debt instruments held	0	0
Property	139	136
Pooled investment vehicles	13,346	13,022
Money market instruments, cash, derivatives and other assets and liabilities	(11,995)	(9,276)
At 31 December	£ 1,526	£ 3,927